Segment Information - Geographic (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue		$ 2,088	$ 3,169	$ 4,335
Fixed assets - operating drilling units	[1]	13,216	12,853
Angola
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue		482	419	527
Spain
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue		358	491	877
Fixed assets - operating drilling units	[1]	1,816	1,884
MALAYSIA
Revenues from External Customers and Long-Lived Assets [Line Items]
Fixed assets - operating drilling units	[1]	1,809	673
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue		291	370	371
Fixed assets - operating drilling units	[1]	1,266	1,298
Norway
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue		219	475	641
Fixed assets - operating drilling units	[1]	2,258	2,456
SPAIN
Revenues from External Customers and Long-Lived Assets [Line Items]
Fixed assets - operating drilling units	[1]	2,016	944
Nigeria
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue		193	431	499
Others
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue	[2]	545	983	$ 1,420
Fixed assets - operating drilling units	[1],[3]	$ 4,051	$ 5,598

[1]	The fixed assets referred to in the table above exclude assets under construction. Asset locations at the end of a period are not necessarily indicative of the geographic distribution of the revenues or operating profits generated by such assets during such period.
[2]	Other countries represent countries in which we operate that individually had revenues representing less than 10% of total revenues earned for any of the periods presented.
[3]	Other countries represent countries in which we operate that individually had fixed assets representing less than 10% of total fixed assets for any of the periods presented.